UNAUDITED WARRANT LIABILITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Oct. 15, 2023 shares	Apr. 30, 2023 shares	Apr. 24, 2022 shares	Apr. 25, 2021 shares	Apr. 26, 2020 shares
WARRANT LIABILITY
Warrants outstanding (in shares) | shares			532,179	483,649	131,006	186,797	186,797
BANYAN ACQUISITION CORPORATION
WARRANT LIABILITY
Warrants outstanding (in shares) | shares	23,985,000	23,985,000
Warrants exercisable term from the closing of the public offering	12 months	12 months
Warrants exercisable term from the completion of business combination	30 days	30 days
Threshold period for filling registration statement after business combination	60 days	60 days
Threshold period for filling registration statement within number of days of business combination	60 days	60 days
Threshold trading days for calculating volume weighted average trading price | D	20	20
Threshold issue price for capital raising purposes in connection with closing of business combination	$ 9.20	$ 9.20
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Percentage of adjustment of redemption price of stock based on market value	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Public Warrants | BANYAN ACQUISITION CORPORATION
WARRANT LIABILITY
Warrants outstanding (in shares) | shares	12,075,000	12,075,000
Warrants exercisable term from the closing of the public offering	20 days	20 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | BANYAN ACQUISITION CORPORATION
WARRANT LIABILITY
Price per shares of common stock (in dollars per share)		$ 18.00
Threshold consecutive trading days for redemption of public warrants | D		30
Public Warrants | Redemption Of Warrant Price Per Share Equals Or Exceeds10.00 | BANYAN ACQUISITION CORPORATION
WARRANT LIABILITY
Price per shares of common stock (in dollars per share)	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30	30
Class of warrant or right redemption of warrants or rights threshold trading days before sending notice of redemption of warrants	3 days	3 days
Stock price trigger for redemption of public warrants	$ 10.00	$ 10.00
Public Warrants | Redemption Of Warrant Price Per Share Less Than 18.00 | BANYAN ACQUISITION CORPORATION
WARRANT LIABILITY
Threshold consecutive trading days for redemption of public warrants | D		30
Private Warrants | Redemption Of Warrant Price Per Share Less Than 18.00 | BANYAN ACQUISITION CORPORATION
WARRANT LIABILITY
Redemption price per public warrant (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30
Class of warrant or right redemption of warrants or rights threshold trading days before sending notice of redemption of warrants	3 days	3 days
Private Warrants | Private Placement Warrants | BANYAN ACQUISITION CORPORATION
WARRANT LIABILITY
Warrants outstanding (in shares) | shares	11,910,000	11,910,000